Document And Entity Information	3 Months Ended
Mar. 31, 2025
Document Information Line Items
Entity Central Index Key	0001842556
Document Type	POS AM
Entity Registrant Name	EON Resources Inc.
Entity Incorporation, State or Country Code	DE
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Post-Effective Amendment No. 1 (this “Post-Effective Amendment”) to the Registration Statement on Form S-1 (File No. 333-284447) (as amended to date, the “2025 Registration Statement”) of EON Resources Inc. (the “Company”) is being filed (i) pursuant to Rule 429 under the Securities Act of 1933, as amended (the “Securities Act”), to combine the prospectuses included in the 2025 Registration Statement, the Company’s Registration Statement on Form S-1 (File No. 333-282803) originally declared effective by the Securities and Exchange Commission (the “SEC”) on November 8, 2024 (as amended to date, the “November Registration Statement”), and the Company’s Registration Statement on Form S-1 (File No. 333-275378) originally declared effective by the SEC on August 9, 2024 (as amended to date, the “August Registration Statement” and collectively with the 2025 Registration Statement and the November Registration Statement, the “Registration Statements”); and (ii) to include information from the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2024 that was filed with the SEC on April 16, 2025 and from the Company’s Quarterly Report on Form 10-Q for the period ended March 31, 2025 that was filed with the SEC on May 15, 2025, as well as to update certain information in the Registration Statements.The 2025 Registration Statement originally registered the resale of up to 5,079,050 shares of Class A Common Stock, par value $0.0001 (“Class A Common Stock”), issued in various transactions, of which 1,333,000 remain unsold.The November Registration Statement originally registered the resale of up to 1,847,963 shares of Class A Common Stock, issued in various transactions, of which 1,380,000 remain unsold.The August Registration Statement originally registered: (i) on a primary basis, up to 6,468,750 shares of Class A Common Stock that are issuable upon the exercise of the Company’s public warrants (the “Public Warrants”) having an exercise price of $11.50 per share that were issued in connection with the Company’s initial public offering, of which all Public Warrants remain unexercised, and (ii) the resale of up to 15,923,063 Shares of Class A Common Stock, issued in various transactions, of which 2,423,517 remain unsold.Updating for transfers or sales of shares of Class A Common Stock, this Post-Effective Amendment covers a total of 11,405,267 shares of Class A Common Stock originally included in the Registration Statements.No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration and filing fees were paid at the time of the original filing of the Registration Statements.
Amendment Flag	true